CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2020	Aug. 31, 2020	Dec. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Apr. 30, 2018	Nov. 30, 2016
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Share capital, shares authorized (in shares)	300,000,000	300,000,000		300,000,000	200,000,000		200,000,000	150,000,000
Share capital, shares issued (in shares)	138,562,173	138,551,387
Share Capital, shares outstanding (in shares)	138,562,173	138,551,387	127,810,064			119,391,310